Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Commissions Expense

Composition	12/31/2023	12/31/2022	12/31/2021
Commissions related to trading with debt securities	407,669	207,584	11,653
Commissions related to trading and foreign exchange transactions	1,517,973	777,815	928,233
Other
Commissions paid ATM exchange	15,310,094	15,491,782	14,361,007
Checkbooks commissions and clearing houses	4,871,269	4,314,843	3,835,404
Credit cards and foreign trade commissions	2,836,877	2,294,475	2,282,487

Total	24,943,882	23,086,499	21,418,784